Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Summary of Income Tax Expense

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Income tax expense	(429,890)	(157,772)	(547,021)	(374,921)
Deferred tax charge	(172,310)	(45,010)	(328,286)	(130,528)
Income tax expense	(602,200)	(202,782)	(875,307)	(505,449)

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit at statutory tax rate and the income tax expense as reported in the unaudited condensed consolidated statement of profit or loss and other comprehensive income is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Loss before income tax	(47,240,529)	(45,277,904)	(86,168,095)	(91,316,060)
Income tax at statutory income tax rate in the Netherlands (25.8%)	12,188,056	11,681,699	22,231,369	23,559,543
Effect of tax rates in other countries	(6,852,905)	(6,368,484)	(12,578,517)	(12,922,011)
Deferred tax assets recognition effects	(5,667,942)	(5,236,870)	(10,413,454)	(10,536,949)
Temporary differences for which no deferred tax assets/liabilities have been recognized	503,571	—	821,719	—
Non-deductible expenses	(226,331)	(186,549)	(386,955)	(515,860)
Transfer Pricing adjustment	—	(43,987)	—	(43,987)
Prior period adjustments	(546,649)	(48,591)	(549,469)	(46,185)
Income tax expense	(602,200)	(202,782)	(875,307)	(505,449)